Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2025
Marketable Securities [Abstract]
Schedule of Marketable Securities

The following is a summary of marketable securities held as of December 31, 2025 and 2024:

	December 31, 2025
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gain	Loss	Fair value
Matures within one year:
Corporate debentures	$53,801	$128	$(3)	$53,926

Matures after one through four years:
Corporate debentures	32,982	361	(11)	33,332

Total	$86,783	$489	$(14)	$87,258

	December 31, 2024
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gain	loss	Fair value
Matures within one year:
Corporate debentures	$215,040	$81	$(1,720)	$213,401
Government debentures	9,577	-	(41)	9,536

	224,617	81	(1,761)	222,937
Matures after one through four years:
Corporate debentures	48,074	180	(168)	48,086

Total	$272,691	$261	$(1,929)	$271,023

Schedule of Investments with Continuous Unrealized Losses

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values, were as follows as of December 31, 2025 and 2024:

	December 31, 2025
	Less than 12 months		More than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	value	losses	value	losses

Corporate debentures	$4,016	$(11)	$4,983	$(3)	$8,999	$(14)

Total	$4,016	$(11)	$4,983	$(3)	$8,999	$(14)

	December 31, 2024
	Less than 12 months		More than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	Losses	value	Losses	value	losses

Corporate debentures	$21,448	$(63)	$167,324	$(1,825)	$188,772	$(1,888)
Government debentures	-	-	8,062	(41)	8,062	(41)

Total	$21,448	$(63)	$175,386	$(1,866)	$196,834	$(1,929)